Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Estimated useful lives are as follows:
Category	Estimated useful lives
Vehicle	5 years
Office and electric equipment	3 years
Leasehold improvement	5 years

Schedule of Disaggregation of Revenue

The following tables illustrates the disaggregation of revenue by revenue stream for the years ended December 31, 2024, 2023 and 2022:

	For the years ended December 31,
	2024	2023	2022
Business consulting service	$112,250	$321,716	$629,434
IT customization	337,438	1,155,229	633,465
(i) IT consulting	52,308	571,592	522,013
(ii) Management software	285,130	583,637	111,452
Others	15,747	6,164	-
Total revenues	$465,435	$1,483,109	$1,262,899

The following tables illustrates the disaggregation of revenue by timing of revenue recognition for the years ended December 31, 2024, 2023 and 2022:

	For the years ended December 31,
	2024	2023	2022
Point in time	$180,305	$899,472	$1,151,447
Over time	285,130	583,637	111,452
Total revenues	$465,435	$1,483,109	$1,262,899

Schedule of Translation of Foreign Currencies Exchange Rates	Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:
	As of December 31,
	2024	2023	2022
Balance sheet items, except for equity accounts	1.3662	1.3193	1.3404

	For the Years Ended December 31,
	2024	2023	2022
Items in the statements of operations and comprehensive loss, and statements of cash flows	1.3363	1.3428	1.3787